Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of June 30, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 75.8%
	BANKS – 36.0%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$585,781
28,600	BancorpSouth Bank, 5.500%, Series A(2)	Ba1	758,758
	Bank of America Corp.
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(2)	Baa3	561,783
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(2)	Baa3	2,213,750
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(2)	Baa3	290,781
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(2)	Baa3	5,135,875
11,950	Bank of Hawaii Corp., 4.375%, Series A(2)	Baa2	304,486
	Capital One Financial Corp.
1,030,000	3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	1,054,462
289,245	5.000%, Series I(2)	Baa3	7,858,787
	Citigroup, Inc.
550,000	3.875% to 02/18/26 then USD 5 Year Tsy + 3.417%, Series X(2)	Ba1	563,063
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	310,050
1,125,000	4.700% to 01/30/25 then SOFR + 3.234%, Series V(2)	Ba1	1,162,941
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(2)	Ba1	5,002,092
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(2)	Ba1	1,990,700
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(2)	Ba1	3,099,901
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(2)	Ba1	465,596
150,000	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(2)	BB+(3)	4,297,500
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(2)	BBB+(3)	1,286,289
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1)(2)	BBB+(3)	876,750
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(2)	BBB+(3)	560,000
1,050,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Baa2	1,165,500
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.095%, Series B-1(1)(2)	BB+(3)	253,438
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	BB-(4)	954,000
45,761	Fifth Third Bancorp, 6.000%, Series A(2)	Baa3	1,236,005
20,800	First Citizens BancShares, Inc., 5.375%, Series A(2)	Baa3	570,544
	First Horizon Corp.
8,000	6.200%, Series A(2)	Ba2	200,080
21,822	6.500%, Series E(2)	Ba2	611,016
10,100	Fulton Financial Corp., 5.125%, Series A(2)	Baa3	270,983
	Goldman Sachs Group, Inc.
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	959,687
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,678,400
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(2)	Ba1	657,000
81,680	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(2)	Ba1	2,401,392
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	379,850
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	1,223,250
	JPMorgan Chase & Co.
3,050,000	3.465%, 3-Month USD Libor + 3.320%, Series V(2)(5)	Baa2	3,061,437
2,150,000	3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	2,155,697

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(2)	Baa3	$4,173,466
25,277	5.625%, Series G(2)	Baa3	719,889
27,817	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(2)	Baa3	850,644
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(2)	Baa2	775,250
15,000	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	NR(6)	400,050
	Morgan Stanley
590,000	5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series N(2)	Baa3	623,040
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(2)	Baa3	5,069,086
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(2)	Baa3	703,445
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(2)	Baa3	4,655,350
165,285	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Ba2	4,781,695
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(2)	Ba1	3,045,810
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(2)	Ba1	2,678,800
725,000	5.750% to 09/15/25 then USD 5 Year Tsy + 5.426%, Series D(2)	Ba1	812,000
74,300	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(2)	Ba1	2,148,756
56,000	Signature Bank, 5.000%, Series A(2)	Ba1	1,460,480
20,402	Sterling Bancorp, 6.500%, Series A(2)	Ba2	538,613
	SVB Financial Group
725,000	4.000% to 05/15/26 then USD 5 Year Tsy + 3.202%, Series C(2)	Baa2	739,718
350,000	4.100% to 02/15/31 then USD 10 Year Tsy + 3.064%, Series B(2)	Baa2	355,248
46,000	Synchrony Financial, 5.625%, Series A(2)	BB-(3)	1,258,560
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,487,154
33,000	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	945,450
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(2)	NR(6)	396,900
	Truist Financial Corp.
13,155	4.750%, Series R(2)	Baa2	350,186
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa2	1,154,272
1,050,000	4.950% to 12/01/25 then USD 5 Year Tsy + 4.605%, Series P(2)	Baa2	1,156,050
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(2)	BB(3)	51,905
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB(3)	844,501
20,300	Washington Federal, Inc., 4.875%, Series A(2)	Baa3	543,025
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	854,638
36,000	4.700%, Series AA(2)	Baa2	941,400
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(2)	Baa2	1,747,592
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(2)	Baa2	571,600
267	7.500%, Series L(2)(7)	Baa2	407,498
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(6)	1,211,760
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(4)	1,243,440

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Zions Bancorp NA
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(2)	BB+(3)	$44,183
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(2)	BB+(3)	56,660
			108,955,738
	FINANCIAL SERVICES – 2.7%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(1)	Ba1	483,779
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,612,895
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	BB-(3)	1,262,944
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	BB-(3)	812,240
13,400	Carlyle Finance LLC, 4.625%, 05/15/61, Series B	BBB-(3)	340,896
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba2	900,760
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba2	813,813
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba2	610,898
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba2	672,375
21,000	Stifel Financial Corp., 6.250%, Series B(2)	BB-(3)	575,400
			8,086,000
	INSURANCE – 16.9%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,760,578
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB(3)	2,583,360
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa2	2,197,545
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	691,000
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(2)	Ba1	538,996
18,003	Assurant, Inc., 5.250%, 01/15/61	Ba1	486,801
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	BBB(3)	650,916
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	BBB(3)	2,587,200
29,000	6.375% to 09/30/25 then USD 5 Year Tsy + 5.970%, Series C(2)	BBB(3)	818,670
152,249	Axis Capital Holdings, Ltd., 5.500%, Series E(2)	Baa3	3,867,124
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	780,313
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	404,250
100,435	Delphi Financial Group, Inc., 3.346%, 3-Month USD Libor + 3.190%, 05/15/37(5)	BBB(3)	2,254,766
825,000	Enstar Finance LLC, 5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BB+(3)	876,562
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BB+(3)	1,342,932
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Ba1	136,250
196,000	Everest Reinsurance Holdings, Inc., 2.541%, 3-Month USD Libor + 2.385%, 05/15/37(5)	Baa2	186,692
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Ba1	1,375,754
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(6)	906,754

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(1)	Baa3	$9,374,276
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(1)	Baa2	2,437,411
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	3,356,802
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	5,464,377
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,877,633
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,270,219
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,188,219
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(2)	Ba2	664,240
			51,079,640
	UTILITIES – 11.1%
40,645	Algonquin Power & Utilities Corp., 6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	1,133,996
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(2)	Ba1	686,779
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa3	3,021,480
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	4,406,254
700,000	Edison International, 5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba2	706,860
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	3,291,424
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73	Baa2	2,105,883
140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	163,176
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(2)	Ba1	304,950
21,587	SCE Trust II, 5.100%, Series G(2)	Ba1	543,777
119,974	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(2)	Ba1	2,998,150
192,087	SCE Trust VI, 5.000%, Series L(2)	Ba1	4,788,729
1,300,000	Sempra Energy, 4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,413,750
1,140,000	Southern California Edison Co., 6.250% to 02/01/22 then 3-Month USD Libor + 4.199%, Series E(2)	Ba1	1,160,588
	Southern Co.
825,000	3.750% to 09/15/26 then USD 5 Year Tsy + 2.915%, 09/15/51, Series 2021-A	Baa3	832,466
222,388	4.950%, 01/30/80, Series 2020A	Baa3	5,964,446
4,866	Spire, Inc., 5.900%, Series A(2)	Ba1	137,611
			33,660,319
	ENERGY – 5.9%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(2)	Ba3	1,277,250
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(2)	Ba3	98,007
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	379,950
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 2016-A	Baa3	1,389,720

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	ENERGY (continued)
	Energy Transfer LP
362,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba2	$374,670
191,790	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(2)	Ba2	4,842,697
155,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(2)	Ba2	3,880,900
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(2)	Ba2	40,672
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(2)	BB+(3)	1,806,654
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then 3-Month USD Libor + 4.416%, 09/15/79	Baa3	2,258,594
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	1,508,625
			17,857,739
	COMMUNICATIONS – 0.6%
33,000	AT&T, Inc., 4.750%, Series C(2)	Ba1	877,470
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	849,352
			1,726,822
	MISCELLANEOUS – 1.5%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB(3)	384,800
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	744,597
3,115,000	8.000%, Series A(1)(2)	BB(3)	3,360,306
			4,489,703
	REITS – 1.1%
26,000	Arbor Realty Trust, Inc., 6.375%, Series D(2)	NR(6)	660,140
53,600	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(6)	1,465,424
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFR + 6.130%, Series F(2)	NR(6)	656,760
22,000	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(6)	551,980
			3,334,304
	TOTAL PREFERRED SECURITIES (Cost $210,120,690)		229,190,265

	CONTINGENT CAPITAL SECURITIES – 20.9%
	BANKS – 19.4%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	4,949,388
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,814,500
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	872,000
	Banco Mercantil del Norte SA
360,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	407,250
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	727,520
3,400,000	Banco Santander SA, 4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	3,449,300
	Barclays PLC
870,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba2	965,152
8,247,000	7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1)(2)	Ba2	8,611,930
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(2)	Ba2	799,487

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa3	$658,755
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	443,496
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	3,498,945
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	609,180
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(1)(2)	Ba1	516,875
1,000,000	5.250% to 08/11/27 then USD 5 Year Tsy + 4.889%(1)(2)	Ba1	1,060,000
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.822%(1)(2)	Ba1	1,225,361
500,000	7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(1)(2)	Ba1	565,598
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,560,000
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	361,563
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	976,442
4,885,000	ING Groep, 6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(2)	Ba1	5,397,954
1,700,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	1,993,250
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Ba1	1,674,715
350,000	Natwest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Ba2	352,520
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	934,875
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	955,125
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	283,595
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238%(1)(2)	Ba2	3,540,005
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(2)	Ba2	883,594
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	411,838
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1)(2)	Ba1	4,385,766
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1)(2)	Ba1	273,173
	UBS Group Funding Switzerland
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Ba1	614,520
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(2)	Ba1	1,763,112
			58,536,784
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	B1	424,500
	INSURANCE – 1.4%
	QBE Insurance Group, Ltd.
600,000	5.875% to 05/12/25 then USD 5 Year Tsy + 5.513%(1)(2)	Baa2	656,400
3,150,000	7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(1)	Baa1	3,563,437
			4,219,837
	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $58,949,134)		63,181,121

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2021 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CORPORATE DEBT SECURITIES – 0.6%
	BANKS – 0.2%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	$598,834
	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	317,195
36,585	6.750%, 06/15/57	Ba2	980,112
			1,297,307
	TOTAL CORPORATE DEBT SECURITIES (Cost $1,782,952)		1,896,141

	SHORT-TERM INVESTMENTS – 2.5%
	MONEY MARKET FUND – 2.5%
7,498,381	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.010%(8)		7,498,381
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,498,381)		7,498,381
	TOTAL INVESTMENTS – 99.8% (Cost $278,351,157)		301,765,908
	Other Assets In Excess Of Liabilities – 0.2%		637,454
	TOTAL NET ASSETS – 100.0%		$302,403,362

(1)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 2021 the total value of these securities is $71,752,126 representing 23.7% of net assets.

(2)   Security is perpetual in nature with no stated maturity date.

(3)   Standard & Poor’s Rating.

(4)   Fitch’s Rating.

(5)   The interest rate shown reflects the rate in effect as of June 30, 2021.

(6)   Security is unrated by Moody’s, S&P and Fitch.

(7)   Convertible security.

(8)   The rate is the annualized seven-day yield as of June 30, 2021.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield